Other Expense (Income), Net	12 Months Ended
Jun. 30, 2012
Other (Income) Expense, Net [Abstract]
OTHER (INCOME) EXPENSE, NET
OTHER EXPENSE (INCOME), NET
Other expense (income), net, consists of the following:

Year Ended June 30,	2012	2011	2010
Unrealized loss (gain) on assets held in rabbi trust for a non-qualified deferred compensation plan	$36	$(2,016)	$(1,012)
Benefit from payouts on corporate-owned life insurance policies	—	(1,722)	—
Foreign currency transaction losses (gains)	1,592	(541)	36
Loss on cross-currency swap	—	368	510
Other, net	(50)	118	41
Total other expense (income), net	$1,578	$(3,793)	$(425)

The Company is the owner and beneficiary under life insurance policies acquired in conjunction with a fiscal 1998 acquisition, with benefits in force of $12,300 and a net cash surrender value of $3,200 at June 30, 2012. In January 2011, the Company received death benefits under two of these policies and realized a gain of $1,722.